Notes to consolidated cash flow statement - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes To Consolidated Cash Flow Statement [Line Items]
Share based payments related to long-term incentives granted	€ 13,579	€ 16,290	€ 0
Acquisitions of property, plant and equipment	5,891	16,507	0
Acquisition of intangible assets	4,561	3,488	0
Gross carrying amount
Notes To Consolidated Cash Flow Statement [Line Items]
Additions	€ 137,781	148,299	€ 53,784
Acquisitions of property, plant and equipment		641
Costs related to the business combination | Zegna
Notes To Consolidated Cash Flow Statement [Line Items]
Share issue related cost		114,963
Costs related to the business combination | IIAC
Notes To Consolidated Cash Flow Statement [Line Items]
Share issue related cost		€ 37,906
Stock issued during period (in shares)		5,031,250